Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
October 31, 2022
VTF-NPRT1-1222
1.9897887.102
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	874	32,661
Entertainment - 1.5%
Activision Blizzard, Inc.	24,357	1,773,190
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	22,874	2,161,822
Media - 3.3%
Charter Communications, Inc. Class A (a)	2,902	1,066,833
Comcast Corp. Class A	87,693	2,783,376
		3,850,209
TOTAL COMMUNICATION SERVICES		7,817,882
CONSUMER DISCRETIONARY - 4.4%
Diversified Consumer Services - 1.5%
H&R Block, Inc.	43,123	1,774,511
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	12,046	479,913
Multiline Retail - 1.6%
Dollar General Corp.	7,306	1,863,395
Specialty Retail - 0.9%
Ross Stores, Inc.	10,095	965,991
TOTAL CONSUMER DISCRETIONARY		5,083,810
CONSUMER STAPLES - 6.4%
Beverages - 0.6%
Coca-Cola European Partners PLC	14,819	697,234
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	27,083	805,990
Food Products - 2.4%
Mondelez International, Inc.	35,321	2,171,535
Tyson Foods, Inc. Class A	9,219	630,119
		2,801,654
Household Products - 2.4%
Procter & Gamble Co.	11,920	1,605,266
Spectrum Brands Holdings, Inc.	11,291	520,967
The Clorox Co.	4,489	655,574
		2,781,807
Personal Products - 0.3%
Unilever PLC sponsored ADR	8,499	386,789
TOTAL CONSUMER STAPLES		7,473,474
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
ConocoPhillips Co.	14,290	1,801,826
Equinor ASA sponsored ADR	16,504	598,765
Exxon Mobil Corp.	55,483	6,148,071
Occidental Petroleum Corp.	14,243	1,034,042
Ovintiv, Inc.	11,293	571,990
		10,154,694
FINANCIALS - 21.6%
Banks - 9.2%
Bank of America Corp.	75,169	2,709,091
Cullen/Frost Bankers, Inc.	2,769	429,333
JPMorgan Chase & Co.	24,070	3,029,932
M&T Bank Corp.	8,414	1,416,665
PNC Financial Services Group, Inc.	8,790	1,422,486
Wells Fargo & Co.	37,299	1,715,381
		10,722,888
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	5,411	671,830
BlackRock, Inc. Class A	2,965	1,915,123
Invesco Ltd.	14,602	223,703
Northern Trust Corp.	8,426	710,733
		3,521,389
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	18,904	5,578,381
Insurance - 4.4%
Chubb Ltd.	7,679	1,650,140
The Travelers Companies, Inc.	10,754	1,983,683
Willis Towers Watson PLC	7,227	1,577,004
		5,210,827
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	13,219	108,660
Annaly Capital Management, Inc.	6,310	117,051
		225,711
TOTAL FINANCIALS		25,259,196
HEALTH CARE - 20.4%
Biotechnology - 2.9%
Regeneron Pharmaceuticals, Inc. (a)	2,321	1,737,849
Vertex Pharmaceuticals, Inc. (a)	5,461	1,703,832
		3,441,681
Health Care Providers & Services - 12.2%
Centene Corp. (a)	38,493	3,276,909
Cigna Corp.	11,194	3,616,334
Elevance Health, Inc.	3,870	2,116,000
Humana, Inc.	3,502	1,954,396
UnitedHealth Group, Inc.	5,929	3,291,484
		14,255,123
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	27,216	1,600,573
Bristol-Myers Squibb Co.	43,589	3,376,840
Sanofi SA sponsored ADR	27,362	1,182,859
		6,160,272
TOTAL HEALTH CARE		23,857,076
INDUSTRIALS - 9.1%
Aerospace & Defense - 5.3%
L3Harris Technologies, Inc.	4,957	1,221,752
Lockheed Martin Corp.	2,619	1,274,615
Northrop Grumman Corp.	4,529	2,486,466
The Boeing Co. (a)	8,363	1,191,811
		6,174,644
Electrical Equipment - 1.1%
Eaton Corp. PLC	1,715	257,370
Regal Rexnord Corp.	7,736	978,913
		1,236,283
Machinery - 2.7%
Crane Holdings Co.	1,585	159,039
ITT, Inc.	5,262	401,964
Oshkosh Corp.	13,911	1,224,168
Parker Hannifin Corp.	834	242,377
Pentair PLC	16,010	687,630
Stanley Black & Decker, Inc.	6,200	486,638
		3,201,816
TOTAL INDUSTRIALS		10,612,743
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	38,908	1,767,590
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	5,581	682,166
IT Services - 2.9%
Amdocs Ltd.	14,533	1,254,343
Cognizant Technology Solutions Corp. Class A	24,267	1,510,621
Maximus, Inc.	9,528	587,592
		3,352,556
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.	419	196,980
Micron Technology, Inc.	12,578	680,470
NXP Semiconductors NV	2,772	404,934
		1,282,384
Software - 1.6%
Aspen Technology, Inc. (a)	2,063	498,111
NortonLifeLock, Inc.	39,582	891,782
Open Text Corp.	16,168	468,064
		1,857,957
TOTAL INFORMATION TECHNOLOGY		8,942,653
MATERIALS - 2.3%
Chemicals - 1.9%
DuPont de Nemours, Inc.	27,113	1,550,864
International Flavors & Fragrances, Inc.	6,852	668,824
		2,219,688
Metals & Mining - 0.4%
Newmont Corp.	11,787	498,826
TOTAL MATERIALS		2,718,514
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	9,271	657,685
UTILITIES - 10.3%
Electric Utilities - 8.4%
Constellation Energy Corp.	23,186	2,192,004
Duke Energy Corp.	7,241	674,716
Evergy, Inc.	20,479	1,251,881
Exelon Corp.	10,389	400,912
NextEra Energy, Inc.	11,607	899,543
PG&E Corp. (a)	160,982	2,403,461
Portland General Electric Co.	15,154	681,021
PPL Corp.	320	8,477
Southern Co.	19,382	1,269,133
		9,781,148
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	28,934	756,913
Multi-Utilities - 1.3%
Dominion Energy, Inc.	21,555	1,508,203
TOTAL UTILITIES		12,046,264
TOTAL COMMON STOCKS (Cost $105,004,394)		114,623,991

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $105,004,394)	114,623,991
NET OTHER ASSETS (LIABILITIES) - 1.8%	2,108,151
NET ASSETS - 100.0%	116,732,142

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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